FVM - Movements of level 3 instruments - Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 426,635
Balance at the end of period	401,514	$ 426,635
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	23,638
Balance at the end of period	20,405	23,638
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	5,600	1,700
Total gains / losses included in comprehensive income - Net gains / losses included in income	(700)	(400)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	100
Purchases	0	0
Sales	(200)	(0)
Issuances	1,800	2,000
Settlements	(2,300)	(2,000)
Transfers into Level 3	600	400
Transfers out of Level 3	(800)	(700)
Foreign currency translation	(100)	0
Balance at the end of period	4,100	5,600
Level 3 | Derivative financial instruments | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		4,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	200	100
Total gains / losses included in comprehensive income - Net gains / losses included in income	0	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	100
Settlements	(100)	(100)
Transfers into Level 3	200	100
Transfers out of Level 3	(0)	(200)
Foreign currency translation	0	0
Balance at the end of period	300	200
Level 3 | Derivative financial instruments | Interest rate contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		200
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	3,300	1,200
Total gains / losses included in comprehensive income - Net gains / losses included in income	300	200
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	600
Purchases	0	0
Sales	(0)	(0)
Issuances	1,600	1,200
Settlements	(1,900)	(900)
Transfers into Level 3	500	200
Transfers out of Level 3	(600)	(300)
Foreign currency translation	(100)	0
Balance at the end of period	3,100	3,300
Level 3 | Derivative financial instruments | Equity / index contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		1,700
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	600	300
Total gains / losses included in comprehensive income - Net gains / losses included in income	(200)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	0	0
Sales	(0)	(0)
Issuances	200	100
Settlements	(100)	(100)
Transfers into Level 3	0	100
Transfers out of Level 3	(100)	(100)
Foreign currency translation	0	0
Balance at the end of period	400	600
Level 3 | Derivative financial instruments | Credit derivative contracts | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		300
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1,000	0
Total gains / losses included in comprehensive income - Net gains / losses included in income	(700)	(600)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(500)
Purchases	0	0
Sales	(100)	(0)
Issuances	0	100
Settlements	(100)	(500)
Transfers into Level 3	0	0
Transfers out of Level 3	(100)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	1,000
Level 3 | Derivative financial instruments | Loan commitments measured at FVTPL | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		2,000
Level 3 | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	15,300	10,500
Total gains / losses included in comprehensive income - Net gains / losses included in income	(300)	1,000
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	800
Purchases	0	0
Sales	(0)	(0)
Issuances	4,200	3,700
Settlements	(4,000)	(5,100)
Transfers into Level 3	1,800	1,000
Transfers out of Level 3	(3,400)	(4,500)
Foreign currency translation	(300)	0
Balance at the end of period	13,300	15,300
Level 3 | Debt issued designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		8,500
Level 3 | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	2,600	700
Total gains / losses included in comprehensive income - Net gains / losses included in income	(100)	0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	1,300	200
Settlements	(1,400)	(200)
Transfers into Level 3	400	0
Transfers out of Level 3	(100)	(100)
Foreign currency translation	(100)	0
Balance at the end of period	$ 2,800	2,600
Level 3 | Other financial liabilities designated at fair value | Credit Suisse
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Liabilities acquired		$ 2,100